HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042          HV-3574 - PremierSolutions Standard

333-145655        HV-3739 – Group Variable Annuity Contracts [Rescission Product]

Supplement dated February 22, 2011 to your Prospectus

FUND OPENING

HARTFORD GLOBAL HEALTH HLS FUND – CLASS IA

Effective immediately, the Hartford Global Health HLS Fund Sub-Account will re-open to all investors.  All references in the prospectus to the fund being closed are deleted.

The Prospectus is amended to reflect the above change.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.